Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 25, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000849402
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 25, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011